Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
Prudential Investment Portfolios 7 - Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	26.10%	12.53%	8.19%
Prudential Investment Portfolios 7 - Class Z
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	25.91%	12.39%	8.05%
Prudential Investment Portfolios 7 - Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Average Annual Return, Percent	25.22%	11.71%	7.42%
Prudential Investment Portfolios 7 - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Average Annual Return, Percent	23.29%	10.81%	6.72%
Prudential Investment Portfolios 7 - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Average Annual Return, Percent	18.69%	10.81%	7.14%
Without Sales Load [Member] | Prudential Investment Portfolios 7 - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C without sales charges
Average Annual Return, Percent	24.29%	10.81%	6.72%
Without Sales Load [Member] | Prudential Investment Portfolios 7 - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A without sales charges
Average Annual Return, Percent	25.60%	12.07%	7.75%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	27.14%	15.92%	12.98%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	21.15%	11.16%	8.85%